LONG-TERM INVESTMENTS, NET - Estimated fair value of available-for-sale debt investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
Due in 1 year through 5 years	¥ 5,262,159	¥ 5,126,289